FAIR VALUE MEASUREMENT - RECONCILIATION OF THE ASSETS AND LIABILITIES (Details) - Recurring basis - Significant Unobservable Inputs (Level 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Available-for-sale debt security
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Settlement			¥ (67,507)
Foreign exchange translation adjustments		¥ 289	223
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance			78,378
Recognized during the year		6,647
Realized or unrealized losses		417	(11,094)
Balance	$ 1,059	7,353
Contingent consideration payable
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Balance		23,338	53,592
Recognized during the year		25,067	17,202
Realized or unrealized gains		3,377	(7,010)
Settlement		(23,266)	(42,641)
Foreign exchange translation adjustments		1,842	2,195
Balance	$ 4,372	¥ 30,358	¥ 23,338